United States Securities and Exchange Commission

                             Washington, D.C. 20549

                                    Form N-PX

                      Annual Report of Proxy Voting Record

                   of Registered Management Investment Company

                  Investment Company Act File Number: 811-21353

                                   Registrant
                           SEI Opportunity Fund, L.P.
                            One Freedom Valley Drive
                            Oaks, Pennsylvania 19456
                                 (610) 676-1114


                                Agent for Service
                                 Kevin P. Robins
                     SEI Investments Management Corporation
                            One Freedom Valley Drive
                            Oaks, Pennsylvania 19456


                        Date of Fiscal Year End: March 31
             Date of Reporting Period: July 1, 2003 to June 30, 2004


Item 1. Proxy Voting Record
For information on portfolio security voting, please refer to the Form N-PX of SEI Opportunity Master Fund, L.P., CIK no. 0001233310, File No. 811-21352, as filed with the Securities and Exchange Commission on August 31, 2004.

                                   Signatures

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.



                  SEI Opportunity Fund, L.P.

                  By: /s/ Kevin P. Robins, President

                  Date: August 30, 2004